Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Sep. 30, 2025	Mar. 31, 2025
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	4 years	4 years
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	4 years	4 years
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives	5 years	5 years